Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment in Loans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 8,740,325	$ 10,613,145
Ending balance: individually evaluated for impairment	1,367,000	2,612,000	6,026,000
Ending balance: collectively evaluated for impairment	7,373,000	8,001,000	7,057,000
Loans Ending balance: individually evaluated for impairment	17,277,000	19,054,000	27,211,000
Loans Ending balance: collectively evaluated for impairment	457,132,000	470,757,000	488,031,000
Provision charged to expense	5,950,000	3,350,000	5,200,000
Losses charged off	(8,205,000)	(7,775,000)	(7,385,000)
Recoveries	382,000	1,955,000	1,192,000
Construction [Member] | Beginning of Period [Member]
Balance	2,508,000	4,547,000	2,810,000
Construction [Member] | End of Period [Member]
Balance	2,525,000	2,508,000	4,547,000
Construction [Member]
Ending balance: individually evaluated for impairment	608,000	1,355,000	3,134,000
Ending balance: collectively evaluated for impairment	2,087,000	1,153,000	1,413,000
Loans Ending balance: individually evaluated for impairment	6,275,000	8,515,000	9,281,000
Loans Ending balance: collectively evaluated for impairment	42,642,000	36,397,000	54,027,000
Provision charged to expense	1,324,000	265,000	5,620,000
Losses charged off	(1,335,000)	(2,381,000)	(3,893,000)
Recoveries	28,000	77,000	10,000
Real Estate Commercial [Member] | Beginning of Period [Member]
Balance	2,725,000	3,125,000	2,923,000
Real Estate Commercial [Member] | End of Period [Member]
Balance	2,517,000	2,725,000	3,125,000
Real Estate Commercial [Member]
Ending balance: individually evaluated for impairment	180,000	659,000	1,384,000
Ending balance: collectively evaluated for impairment	2,167,000	2,066,000	1,741,000
Loans Ending balance: individually evaluated for impairment	5,673,000	5,019,000	5,150,000
Loans Ending balance: collectively evaluated for impairment	162,088,000	189,837,000	190,740,000
Provision charged to expense	683,000	2,123,000	563,000
Losses charged off	(985,000)	(2,744,000)	(373,000)
Recoveries	94,000	221,000	12,000
One to Four Family Units [Member] | Beginning of Period [Member]
Balance	1,735,000	1,713,000	1,646,000
One to Four Family Units [Member] | End of Period [Member]
Balance	1,316,000	1,735,000	1,713,000
One to Four Family Units [Member]
Ending balance: individually evaluated for impairment	90,000	127,000	149,000
Ending balance: collectively evaluated for impairment	1,226,000	1,608,000	1,564,000
Loans Ending balance: individually evaluated for impairment	2,360,000	1,819,000	3,363,000
Loans Ending balance: collectively evaluated for impairment	97,022,000	96,212,000	99,689,000
Provision charged to expense	(179,000)	943,000	948,000
Losses charged off	(265,000)	(966,000)	(906,000)
Recoveries	25,000	45,000	25,000
Multi-Family Units [Member] | Beginning of Period [Member]
Balance	390,000	528,000	393,000
Multi-Family Units [Member] | End of Period [Member]
Balance	284,000	390,000	528,000
Multi-Family Units [Member]
Ending balance: collectively evaluated for impairment	284,000	390,000	528,000
Loans Ending balance: collectively evaluated for impairment	46,405,000	43,166,000	44,138,000
Provision charged to expense	(106,000)	(138,000)	135,000
Commercial Loans [Member] | Beginning of Period [Member]
Balance	1,948,000	2,483,000	3,554,000
Commercial Loans [Member] | End of Period [Member]
Balance	1,689,000	1,948,000	2,483,000
Commercial Loans [Member]
Ending balance: individually evaluated for impairment	441,000	399,000	1,052,000
Ending balance: collectively evaluated for impairment	1,248,000	1,549,000	1,431,000
Loans Ending balance: individually evaluated for impairment	2,555,000	3,048,000	8,409,000
Loans Ending balance: collectively evaluated for impairment	92,672,000	85,040,000	77,019,000
Provision charged to expense	5,090,000	505,000	716,000
Losses charged off	(5,547,000)	(1,362,000)	(1,847,000)
Recoveries	198,000	322,000	60,000
Consumer and Other Loans [Member] | Beginning of Period [Member]
Balance	372,000	687,000	2,750,000
Consumer and Other Loans [Member] | End of Period [Member]
Balance	255,000	372,000	687,000
Consumer and Other Loans [Member]
Ending balance: individually evaluated for impairment	48,000	72,000	307,000
Ending balance: collectively evaluated for impairment	207,000	300,000	380,000
Loans Ending balance: individually evaluated for impairment	414,000	653,000	1,008,000
Loans Ending balance: collectively evaluated for impairment	16,303,000	20,105,000	22,418,000
Provision charged to expense	(81,000)	(1,283,000)	(2,782,000)
Losses charged off	(73,000)	(322,000)	(366,000)
Recoveries	37,000	1,290,000	1,085,000
Unallocated [Member] | Beginning of Period [Member]
Balance	935,000
Unallocated [Member] | End of Period [Member]
Balance	154,000	935,000
Unallocated [Member]
Ending balance: collectively evaluated for impairment	154,000	935,000
Provision charged to expense	(781,000)	935,000
Beginning of Period [Member]
Balance	10,613,000	13,083,000	14,076,000
End of Period [Member]
Balance	$ 8,740,000	$ 10,613,000	$ 13,083,000